SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY
Schedule of shares repurchased

	2019		2018		2017
	Shares	RUBm	Shares	RUBm	Shares	RUBm
Tender offer:
Open market	—	—	—	—	16,022,364	4,647
Sistema Finance	—	—	—	—	16,038,892	4,651
Repurchase plan:
Open market	28,790,050	7,485	35,981,664	10,328	43,647,128	12,475
Sistema Finance	28,929,344	7,450	45,269,718	12,294	—	—
Total	57,719,394	14,935	81,251,382	22,622	75,708,384	21,773

Schedule of roll forward of reserves balances

	Foreign
	currency	Cash	Remeasurements
	translation	flow hedging	of the net defined
	reserve	reserve	benefit liability
Balances at January 1, 2017	(6,418)	(155)	543
Other comprehensive loss for the year	(2,620)	(3,140)	(40)
Less: tax benefit	—	628	—
Amounts reclassified to profit for the year	—	3,748	—
Less: tax expense	—	(741)	—
Amounts reclassified to additional paid in capital	(659)	—	—
Less: tax expense	—	—	—
Net other comprehensive (loss) / income for the year	(3,279)	495	(40)
Balances at December 31, 2017	(9,697)	340	503
Other comprehensive income for the year	7,726	4,202	167
Less: tax benefit	—	(840)	—
Amounts reclassified to profit for the year	—	(4,331)	—
Less: tax expense	—	866	—
Net other comprehensive income / (loss) for the year	7,726	(103)	167
Balances at December 31, 2018	(1,971)	237	670
Other comprehensive income for the year	721	(3,867)	—
Less: tax expense	—	773	—
Amounts reclassified to profit for the year	7,947	3,571	—
Less: tax benefit	—	(714)	—
Net other comprehensive income / (loss) for the year	8,668	(237)	—
Balances at December 31, 2019	6,697	—	670

Schedule of declared cash dividends

	2019	2018	2017
Dividends declared (including dividends on treasury shares of 9,449, 3,037 and 1,337 respectively)	83,751	51,958	51,958
Dividends, RUB per ADS	83.82	52.00	52.00
Dividends, RUB per share	41.91	26.00	26.00

MGTS Group
SHAREHOLDERS' EQUITY
Schedule of financial information for non-controlling interest

MGTS	2019	2018	2017
Non-controlling interests opening balance	(3,649)	(4,180)	(4,787)
Profit for the year attributable to non-controlling interests	(806)	(619)	(554)
Dividends to non-controlling interests	1,123	1,165	1,175
Other	4	(15)	(14)
Non-controlling interests closing balance	(3,328)	(3,649)	(4,180)

Schedule of financial information for non-controlling interest in balance sheet

	December 31,
MGTS	2019	2018
Current assets	16,271	31,842
Non-current assets	52,539	34,227
Current liabilities	(17,224)	(12,015)
Non-current liabilities	(19,641)	(15,304)

Schedule of financial information for non-controlling interest in profit and loss

	Year ended December 31,
MGTS	2019	2018	2017

Revenue, gross of intercompany	(39,479)	(39,375)	(39,565)
Profit for the year, gross of intercompany	(14,148)	(10,846)	(9,719)

MTS Bank
SHAREHOLDERS' EQUITY
Schedule of financial information for non-controlling interest

MTS Bank	2019	2018
Non-controlling interests opening balance	(8,698)	—
Profit for the year attributable to non-controlling interests	(51)	(378)
Acquisitions under common control	—	(8,320)
Acquisition of additional ownership interests	8,700	—
Other	(4)	—
Non-controlling interests closing balance	(53)	(8,698)

Schedule of financial information for non-controlling interest in balance sheet

MTS Bank	December 31 ,
	2019	2018

Current assets	100,230	92,037
Non-current assets	52,668	49,866
Current liabilities	(148,288)	(129,344)
Non-current liabilities	(2,303)	(2,964)

Schedule of financial information for non-controlling interest in profit and loss

	Year ended December 31,
MTS Bank	2019	2018	2017
Revenue, gross of intercompany	(29,869)	(11,871)	—
Profit for the year, gross of intercompany	(1,318)	(468)	—